3. Fair Value of Financial Instruments (Sept. 2018 Note) (Details - Level 3) - Fair Value, Inputs, Level 3 [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Balance beginning	$ 9,195	$ 57,922
Change in fair market value of derivative liability	(9,195)	(48,727)
Ending balance	$ 0	$ 9,195